Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	T. Rowe Price New America Growth Fund
Central Index Key	dei_EntityCentralIndexKey	0000773485
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Investor Class Shares | T. Rowe Price New America Growth Fund
T. Rowe Price New America Growth Fund SUMMARY

Investment Objective
The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Fees and Expenses of the Fund
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		Investor Class Shares T. Rowe Price New America Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases		none
Maximum Deferred Sales Charge (Load)		none
Redemption Fee		none
Maximum Account Fee	[1]	10
[1]	Nonretirement accounts with less than a $2,000 balance (with certain exceptions) may be subject to an annual $10 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Investor Class Shares T. Rowe Price New America Growth Fund
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.18%
Total annual fund operating expenses	0.83%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Shares T. Rowe Price New America Growth Fund	85	265	460	1,025

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 60.3% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund invests primarily (at least 65% of total assets) in common stocks of U.S. companies operating in those sectors of the economy that, in the view of T. Rowe Price, are the fastest growing or have the greatest growth potential. In recent years, the U.S. economy has evolved rapidly, primarily because of the application of new technologies and scientific advances. Fast-growing companies can be found across an array of industries in today's "new America." The choice of industry sectors will generally reflect such factors as the overall revenue growth of the component companies and the sector's contribution to gross domestic product from year to year.

Holdings range from large-cap to small-cap companies. In selecting stocks, we look for many characteristics, typically including, but not limited to:

·     earnings growth rates that generally exceed that of the average company in the S&P 500 Stock Index;

·     favorable company fundamentals, such as a strong balance sheet, sound business strategy, and promising competitive positioning;

·     effective management; or

·     stock valuations, such as price/earnings or price/cash flow ratios, that seem reasonable relative to the company's prospects.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the fund's management believes will provide an opportunity for substantial appreciation. These situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with the fund's objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Foreign investing risk  This is the risk that the fund's investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Performance  The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

Calendar Year Returns

Best Quarter 12/31/2001 20.57 Worst Quarter 12/31/2008 -25.70
Average Annual Total Returns - Investor Class Shares	1 Year	5 Years	10 Years
T. Rowe Price New America Growth Fund	19.34%	6.04%	2.84%
T. Rowe Price New America Growth Fund After Taxes on Distributions	19.09%	5.08%	2.19%
T. Rowe Price New America Growth Fund After Taxes on Distributions and Sales of Fund Shares	12.89%	4.91%	2.24%
T. Rowe Price New America Growth Fund S&P 500 Index	15.06%	2.29%	1.41%
T. Rowe Price New America Growth Fund Lipper Multi-Cap Growth Funds Index	20.39%	3.50%	0.25%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price New America Growth Fund
Prospectus Date	rr_ProspectusDate	May 1, 2011
Investor Class Shares | T. Rowe Price New America Growth Fund | T. Rowe Price New America Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Maximum Account Fee	rr_MaximumAccountFee	10	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Annual Return 2001	rr_AnnualReturn2001	(11.89%)
Annual Return 2002	rr_AnnualReturn2002	(28.54%)
Annual Return 2003	rr_AnnualReturn2003	35.22%
Annual Return 2004	rr_AnnualReturn2004	11.10%
Annual Return 2005	rr_AnnualReturn2005	4.35%
Annual Return 2006	rr_AnnualReturn2006	7.24%
Annual Return 2007	rr_AnnualReturn2007	13.74%
Annual Return 2008	rr_AnnualReturn2008	(38.31%)
Annual Return 2009	rr_AnnualReturn2009	49.33%
Annual Return 2010	rr_AnnualReturn2010	19.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.70%)
1 Year	rr_AverageAnnualReturnYear01	19.34%
5 Years	rr_AverageAnnualReturnYear05	6.04%
10 Years	rr_AverageAnnualReturnYear10	2.84%
Investor Class Shares | T. Rowe Price New America Growth Fund | T. Rowe Price New America Growth Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.09%
5 Years	rr_AverageAnnualReturnYear05	5.08%
10 Years	rr_AverageAnnualReturnYear10	2.19%
Investor Class Shares | T. Rowe Price New America Growth Fund | T. Rowe Price New America Growth Fund | After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.89%
5 Years	rr_AverageAnnualReturnYear05	4.91%
10 Years	rr_AverageAnnualReturnYear10	2.24%
Investor Class Shares | T. Rowe Price New America Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
T. Rowe Price New America Growth Fund SUMMARY

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Fees and Expenses of the Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 60.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily (at least 65% of total assets) in common stocks of U.S. companies operating in those sectors of the economy that, in the view of T. Rowe Price, are the fastest growing or have the greatest growth potential. In recent years, the U.S. economy has evolved rapidly, primarily because of the application of new technologies and scientific advances. Fast-growing companies can be found across an array of industries in today's "new America." The choice of industry sectors will generally reflect such factors as the overall revenue growth of the component companies and the sector's contribution to gross domestic product from year to year.

Holdings range from large-cap to small-cap companies. In selecting stocks, we look for many characteristics, typically including, but not limited to:

·     earnings growth rates that generally exceed that of the average company in the S&P 500 Stock Index;

·     favorable company fundamentals, such as a strong balance sheet, sound business strategy, and promising competitive positioning;

·     effective management; or

·     stock valuations, such as price/earnings or price/cash flow ratios, that seem reasonable relative to the company's prospects.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the fund's management believes will provide an opportunity for substantial appreciation. These situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with the fund's objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund invests primarily (at least 65% of total assets) in common stocks of U.S. companies operating in those sectors of the economy that, in the view of T. Rowe Price, are the fastest growing or have the greatest growth potential.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Foreign investing risk  This is the risk that the fund's investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Performance  The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 12/31/2001 20.57 Worst Quarter 12/31/2008 -25.70
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .
Investor Class Shares | T. Rowe Price New America Growth Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Investor Class Shares | T. Rowe Price New America Growth Fund | Lipper Multi-Cap Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.39%
5 Years	rr_AverageAnnualReturnYear05	3.50%
10 Years	rr_AverageAnnualReturnYear10	0.25%

[1]	Nonretirement accounts with less than a $2,000 balance (with certain exceptions) may be subject to an annual $10 fee.

Advisor Class Shares | T. Rowe Price New America Growth Fund
T. Rowe Price New America Growth Fund—Advisor Class

Investment Objective
The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Fees and Expenses of the Fund's Advisor Class
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Advisor Class Shares T. Rowe Price New America Growth Fund T. Rowe Price New America Growth Fund-Advisor Class
Management Fees		0.65%
Distribution and Service (12b-1) Fees	[1]	0.25%
Other Expenses		0.17%
Total annual fund operating expenses		1.07%
[1]	Restated to show maximum 12b-1 fee rate of 0.25%. Actual rate for the prior fiscal year was 0.24%.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year  and the fund's operating expenses remain the same . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Advisor Class Shares T. Rowe Price New America Growth Fund T. Rowe Price New America Growth Fund-Advisor Class	109	340	590	1,306

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 60.3% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund invests primarily (at least 65% of total assets) in common stocks of U.S. companies operating in those sectors of the economy that, in the view of T. Rowe Price, are the fastest growing or have the greatest growth potential. In recent years, the U.S. economy has evolved rapidly, primarily because of the application of new technologies and scientific advances. Fast-growing companies can be found across an array of industries in today's "new America." The choice of industry sectors will generally reflect such factors as the overall revenue growth of the component companies and the sector's contribution to gross domestic product from year to year.

Holdings range from large-cap to small-cap companies. In selecting stocks, we look for many characteristics, typically including, but not limited to:

·     earnings growth rates that generally exceed that of the average company in the S&P 500 Stock Index;

·     favorable company fundamentals, such as a strong balance sheet, sound business strategy, and promising competitive positioning;

·     effective management; or

·     stock valuations, such as price/earnings or price/cash flow ratios, that seem reasonable relative to the company's prospects.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the fund's management believes will provide an opportunity for substantial appreciation. These situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with the fund's objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Foreign investing risk  This is the risk that the fund's investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Calendar Year Returns

Best Quarter 6/30/2009 18.62 Worst Quarter 12/30/2008 -25.69
Average Annual Total Returns
Average Annual Total Returns - Advisor Class Shares T. Rowe Price New America Growth Fund	1 Year	5 Years	Since Inception	Inception Date
T. Rowe Price New America Growth Fund-Advisor Class	19.06%	5.82%	5.73%	Dec 29, 2005
T. Rowe Price New America Growth Fund-Advisor Class After Taxes on Distributions	18.84%	4.86%	4.77%	Dec 29, 2005
T. Rowe Price New America Growth Fund-Advisor Class After Taxes on Distributions and Sales of Fund Shares	12.69%	4.73%	4.64%	Dec 29, 2005
T. Rowe Price New America Growth Fund-Advisor Class S&P 500 Index	15.06%	2.29%	2.19%
T. Rowe Price New America Growth Fund-Advisor Class Lipper Multi-Cap Growth Funds Index	20.39%	3.50%	3.38%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price New America Growth Fund
Prospectus Date	rr_ProspectusDate	May 1, 2011
Advisor Class Shares | T. Rowe Price New America Growth Fund | T. Rowe Price New America Growth Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,306
Annual Return 2006	rr_AnnualReturn2006	7.01%
Annual Return 2007	rr_AnnualReturn2007	13.51%
Annual Return 2008	rr_AnnualReturn2008	(38.42%)
Annual Return 2009	rr_AnnualReturn2009	49.98%
Annual Return 2010	rr_AnnualReturn2010	19.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.69%)
1 Year	rr_AverageAnnualReturnYear01	19.06%
5 Years	rr_AverageAnnualReturnYear05	5.82%
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2005
Advisor Class Shares | T. Rowe Price New America Growth Fund | T. Rowe Price New America Growth Fund-Advisor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.84%
5 Years	rr_AverageAnnualReturnYear05	4.86%
Since Inception	rr_AverageAnnualReturnSinceInception	4.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2005
Advisor Class Shares | T. Rowe Price New America Growth Fund | T. Rowe Price New America Growth Fund-Advisor Class | After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.69%
5 Years	rr_AverageAnnualReturnYear05	4.73%
Since Inception	rr_AverageAnnualReturnSinceInception	4.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2005
Advisor Class Shares | T. Rowe Price New America Growth Fund | T. Rowe Price New America Growth Fund-Advisor Class | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%
Advisor Class Shares | T. Rowe Price New America Growth Fund | T. Rowe Price New America Growth Fund-Advisor Class | Lipper Multi-Cap Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.39%
5 Years	rr_AverageAnnualReturnYear05	3.50%
Since Inception	rr_AverageAnnualReturnSinceInception	3.38%
Advisor Class Shares | T. Rowe Price New America Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
T. Rowe Price New America Growth Fund—Advisor Class

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Fees and Expenses of the Fund's Advisor Class
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 60.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year  and the fund's operating expenses remain the same . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily (at least 65% of total assets) in common stocks of U.S. companies operating in those sectors of the economy that, in the view of T. Rowe Price, are the fastest growing or have the greatest growth potential. In recent years, the U.S. economy has evolved rapidly, primarily because of the application of new technologies and scientific advances. Fast-growing companies can be found across an array of industries in today's "new America." The choice of industry sectors will generally reflect such factors as the overall revenue growth of the component companies and the sector's contribution to gross domestic product from year to year.

Holdings range from large-cap to small-cap companies. In selecting stocks, we look for many characteristics, typically including, but not limited to:

·     earnings growth rates that generally exceed that of the average company in the S&P 500 Stock Index;

·     favorable company fundamentals, such as a strong balance sheet, sound business strategy, and promising competitive positioning;

·     effective management; or

·     stock valuations, such as price/earnings or price/cash flow ratios, that seem reasonable relative to the company's prospects.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the fund's management believes will provide an opportunity for substantial appreciation. These situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with the fund's objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund invests primarily (at least 65% of total assets) in common stocks of U.S. companies operating in those sectors of the economy that, in the view of T. Rowe Price, are the fastest growing or have the greatest growth potential.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Foreign investing risk  This is the risk that the fund's investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 6/30/2009 18.62 Worst Quarter 12/30/2008 -25.69
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .

[1]	Restated to show maximum 12b-1 fee rate of 0.25%. Actual rate for the prior fiscal year was 0.24%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011